Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

May 2, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company and

Brighthouse Separate Account A

File Nos. 333-200239/811-03365

(Brighthouse Growth and Income)

Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”) and Brighthouse Separate Account A (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information (“SAI”), each dated April 29, 2022, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement and SAI contained in Post-Effective Amendment No. 15 for the Account filed electronically with the Commission on April 20, 2022.

If you have any questions, please contact me at (980) 949-5131.

Sincerely,

/s/ Dionne Sutton
Dionne Sutton
Corporate Counsel
Brighthouse Life Insurance Company